Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 153,252	$ 115,942	$ 77,739
Other comprehensive income (loss), net of taxes
Net change in unrealized gains and losses on translation of net investment in foreign operations	2,603	(6,507)	(3,139)
Accretion of net unrealized (gains) losses on held-to-maturity investments transferred from available-for-sale investments	140	(71)	365
Net change in unrealized gains and losses on available-for-sale investments	6,943	(21,181)	(11,793)
Employee benefit plans adjustments	5,942	(26,424)	1,590
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Total comprehensive income	$ 168,880	$ 61,759	$ 64,762